11 Greenway Plaza, Suite 1000
Houston, TX 77046
(713) 626-1919
invesco.com
May 5, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class AX, Class C, Class CX, Class R, Class RX, Class R5, Class R6, Class S, Class Y and Investor Class shares, as applicable, of:
Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Conservative Allocation Fund, Invesco Convertible Securities Fund, Invesco Global Low Volatility Equity Yield Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund, Invesco Oppenheimer International Diversified Fund, Invesco Oppenheimer Main Street Mid Cap Fund®, Invesco Oppenheimer Main Street Small Cap Fund®, Invesco Oppenheimer Master Event-Linked Bond Fund, Invesco Peak RetirementTM Now Fund, Invesco Peak RetirementTM 2015 Fund, Invesco Peak RetirementTM 2020 Fund, Invesco Peak RetirementTM 2025 Fund, Invesco Peak RetirementTM 2030 Fund, Invesco Peak RetirementTM 2035 Fund, Invesco Peak RetirementTM 2040 Fund, Invesco Peak RetirementTM 2045, Invesco Peak RetirementTM 2050 Fund, Invesco Peak RetirementTM 2055 Fund, Invesco Peak RetirementTM 2060 Fund, Invesco Peak RetirementTM 2065 Fund, Invesco Oppenheimer Portfolio Series: Active Allocation Fund, Invesco Oppenheimer Portfolio Series: Conservative Investor Fund, Invesco Oppenheimer Portfolio Series: Growth Investor Fund, Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, Invesco Quality Income Fund and Invesco Small Cap Growth Fund,
that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 160 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 29, 2020.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-0310.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards
Associate General Counsel